Insurance contracts in the financial services segment - Summary of Insurance Finance Income or Expenses and investment returns on Assets Recognized in Profit or Loss (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024		Mar. 31, 2023
Disclosure of adjustments made when entity changed basis of disaggregation of insurance finance income (expenses) between profit or loss and other comprehensive income for contracts with direct participation features [line items]
Financial assets measured at FVPL		¥ 10,104	¥ 715,388	[1]	¥ (59,193)	[1]
Interest income from debt instruments required to be measured at FVOCI		182,436	180,822	[1]	179,207	[1]
Currency exchange differences		(16,412)	156,970	[1]	93,858	[1]
Other		(36,466)	(35,463)	[1]	(12,374)	[1]
Total net investment returns		139,662	1,017,717	[1]	201,498	[1]
Effect of changes in the value of underlying items of variable life insurance and individual variable annuity contracts and changes in interest rates and other financial risks		(5,684)	685,726	[2]	(176,328)	[2]
Interest accreted		193,523	183,188	[2]	174,107	[2]
Currency exchange differences		(20,958)	173,230	[2]	103,391	[2]
Other		(13,320)	(12,444)	[2]	(15,771)	[2]
Total insurance finance expenses (income)		153,561	1,029,700	[2]	85,399	[2]
Amounts recognized in profit or loss		(13,899)	(11,983)	[2]	116,099	[2]
Underlying assets		(969,331)	(969,774)		(1,131,508)
Total net investment returns		(969,331)	(969,774)		(1,131,508)
Effect of changes in interest rates and other financial risks		(788,366)	(782,495)	[2]	(1,010,761)	[2]
Other	[2]				44
Total insurance finance expenses (income)		(788,366)	(782,495)	[2]	(1,010,717)	[2]
Amounts recognized in other comprehensive income		(180,965)	(187,279)	[2]	(120,791)	[2]
Total net investment returns and insurance finance income or expenses		¥ (194,864)	¥ (199,262)	[2]	¥ (4,692)	[2]

[1]	Included in other financial services revenue in the consolidated statements of income.
[2]	Expenses are presented as positive and income is presented as negative.